Offsetting financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of offsetting of financial assets [abstract]
Summary of Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amountsnot offset in the statementof financial position
2018		Grossamounts ofrecognisedfinancialassets	Grossamounts ofrecognisedfinancialliabilitiesoffset inthestatementof financialposition	Netamounts offinancialassetspresentedin thestatementof financialposition	Financialinstruments	Cash andfinancialinstrumentsreceived ascollateral	Net amount
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	1,947		1,947		1,838	109
	Other		–0
		1,947	–0	1,947		1,838	109
Financial assets at fair value through profit or loss
Trading assets	Derivatives	17,181	–1,012	16,168	14,664	2	1,502
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	76,983	–18,337	58,647	1,102	57,304	240
	Other
		94,164	–19,349	74,815	15,766	57,307	1,742
Non-trading derivatives	Derivatives	41,263	–39,648	1,615	1,520	–0	96
		41,263	–39,648	1,615	1,520	–0	96

Fair value through OCI	Reverse repurchase, securities borrowing and similar agreements
	Other

Loans and advances to customers	Reverse repurchase, securities borrowing and similar agreements	223	–223
	Debit balances on customer accounts	161,730	–159,596	2,134	1,166	605	363
		161,953	–159,819	2,134	1,166	605	363

Other items where offsetting is applied in the statement of financial position		5,705	–5,193	512	1		510

Impact of enforceable master netting arrangements or similar arrangements [1]	Derivatives				–5,041	3,518	1,523
	Other				–0
					–5,041	3,518	1,523
Total financial assets		305,032	–224,008	81,023	13,412	63,267	4,344

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amountsnot offset in the statementof financial position
2017		Grossamounts ofrecognisedfinancialassets	Grossamounts ofrecognisedfinancialliabilitiesoffset inthestatementof financialposition	Netamounts offinancialassetspresentedin thestatementof financialposition	Financialinstruments	Cash andfinancialinstrumentsreceived ascollateral	Net amount
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	1,838		1,838		1,728	110
	Other	7	–7
		1,845	–7	1,838		1,728	110
Financial assets at fair value through profit or loss
Trading assets	Derivatives	20,878	–760	20,118	18,427	219	1,472
	Reverse repurchase, securities borrowing and similar agreements	68,050	–14,475	53,575	1,068	52,456	51
	Other
		88,928	–15,235	73,693	19,495	52,675	1,523
Non-trading derivatives	Derivatives	45,176	–43,819	1,357	1,238	217	–98
		45,176	–43,819	1,357	1,238	217	–98

Fair value through OCI	Reverse repurchase, securities borrowing and similar agreements
	Other

Loans and advances to customers	Reverse repurchase, securities borrowing and similar agreements	409	–209	200		200
	Debit balances on customer accounts	157,892	–156,015	1,877	1,018	302	557
		158,301	–156,224	2,077	1,018	502	557

Other items where offsetting is applied in the statement of financial position		6,860	–6,366	494			494

Impact of enforceable master netting arrangements or similar arrangements[1]	Derivatives				–5,929	4,208	1,721
	Other
					–5,929	4,208	1,721
Total financial assets		301,110	–221,651	79,459	15,822	59,330	4,307

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Summary of Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts notoffset in the statementof financial position
2018		Grossamounts ofrecognisedfinancialliabilities	Grossamounts ofrecognisedfinancialassetsoffset in thestatementof financialposition	Netamounts offinancialliabilitiespresentedin thestatementof financialposition	Financialinstruments	Cash andfinancialinstrumentspledged ascollateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	36	–36	–0			–0
	Other
		37	–36				–0
Customer deposits	Repurchase, securities lending and similar agreements	224	–186	37		37
	Corporate deposits	9,567	–9,078	489			489
	Credit balances on customer accounts	161,552	–150,518	11,034	1,166	4	9,864
		171,343	–159,782	11,561	1,166	42	10,353
Financial liabilities at fair value through profit or loss
Trading liabilities	Derivatives	17,105	–1,021	16,084	15,301	2	781
Trading and Non-trading	Repurchase, securities lending and similar agreements	64,324	–18,337	45,987	1,102	44,801	85
	Other
		81,429	–19,357	62,071	16,403	44,803	866
Non-trading derivatives	Derivatives	42,675	–41,198	1,477	1,312	178	–13

Other items where offsetting is applied in the statement of financial position		4,353	–3,634	718	–4		723

Impact of enforceable master netting arrangements or similar arrangements [1]	Derivatives				–5,464	5,773	–309
	Other				–0
					–5,464	5,773	–309
Total financial liabilities		299,836	–224,008	75,827	13,412	50,796	11,619

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts notoffset in the statementof financial position
2017		Grossamounts ofrecognisedfinancialliabilities	Grossamounts ofrecognisedfinancialassetsoffset in thestatementof financialposition	Netamounts offinancialliabilitiespresentedin thestatementof financialposition	Financialinstruments	Cash andfinancialinstrumentspledged ascollateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	4		4		4
	Other	68	–8	60			60
		72	–8	64		4	60
Customer deposits	Repurchase, securities lending and similar agreements	209	–209
	Corporate deposits	11,508	–11,022	486			486
	Credit balances on customer accounts	156,465	–144,991	11,474	1,021		10,453
		168,182	–156,222	11,960	1,021		10,939
Financial liabilities at fair value through profit or loss
Trading liabilities	Derivatives	21,356	–975	20,381	19,292	302	787
	Repurchase, securities lending and similar agreements	51,445	–14,475	36,970	1,068	35,792	110
	Other
		72,801	–15,450	57,351	20,360	36,094	897
Non-trading derivatives	Derivatives	46,765	–45,251	1,514	1,261	125	128

Other items where offsetting is applied in the statement of financial position		5,393	–4,720	673			673

Impact of enforceable master netting arrangements or similar arrangements [1]	Derivatives				–6,820	6,228	592
	Other
					–6,820	6,228	592
Total financial liabilities		293,213	–221,651	71,562	15,822	42,451	13,289

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.